UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio     January 24, 2003

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $43,576

List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                  Common   039483102     222     17930    x                      10130          7800
Anadarko Petroleum             Common   032511107    1724     35985    x                      19180         16805
BP PLC ADR                     Common   055622104     426     10490    x                       3100          7390
Baxter International           Common   071813109    1556     55575    x                      30320         25255
Boeing                         Common   097023105    1752     53120    x                      28480         24640
CNA Financial Corp.            Common   126117100    1743     68070    x                      34870         33200
Coach                          Common   189754104    2298     69794    x                      37248         32546
Concord EFS, Inc.              Common   206197105     210     13350    x                       6440          6910
Duke Energy                    Common   264399106    1692     86595    x                      45640         40955
Electronic Data Systems        Common   285661104    1202     65210    x                      34820         30390
Enpro Industries, Inc.         Common   29355X107      52     12990    x                       6210          6780
Exxon-Mobil                    Common   30231G102    2125     60812    x                      32910         27902
Federal Natl Mtg               Common   313586109    1935     30075    x                      16270         13805
General Electric               Common   369604103     202      8300    x                       1600          6700
GlaxoSmithKline                Common   37733w105    1984     52969    x                      27756         25213
Goodrich Corp.                 Common   382388106    1699     92782    x                      49072         43710
Harrah's Entertainment, Inc.   Common   413619107    1673     42260    x                      21200         21060
Johnson & Johnson              Common   478160104     333      6200    x                                     6200
KLA-Tencor                     Common   482480100    1557     44010    x                      22710         21300
Lowes Companies                Common   548661107     295      7880    x                       3350          4530
Nokia Corp.                    Common   654902204     169     10902    x                       3882          7020
Pactiv Corp.                   Common   695257105    2147     98200    x                      52050         46150
Pepsico                        Common   713448108     212      5030    x                       2270          2760
Pfizer                         Common   717081103     285      9315    x                       4200          5115
Procter & Gamble               Common   742718109     305      3550    x                        500          3050
Sherwin Williams               Common   824348106    1715     60710    x                      31840         28870
Symantec                       Common   871503108    2343     57840    x                      31440         26400
Sysco Corp.                    Common   871829107     339     11370    x                       4890          6480
Target Corp.                   Common   87612E106     240      8010    x                       3620          4390
Tenet Healthcare Corp.         Common   88033G100    1071     65287    x                      34975         30312
Tyco International Ltd.        Common   902124106    1831    107190    x                      57850         49340
U.S. Bancorp                   Common   902973304    2050     96611    x                      53290         43321
Verizon Communications         Common   92343v104    1676     43249    x                      22720         20529
Washington Mutual              Common   939322103    2263     65525    x                      35495         30030
Yum! Brands, Inc.              Common   988498101    1865     77020    x                      41830         35190